RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details Narrative)		9 Months Ended	12 Months Ended
	Aug. 27, 2015 shares	Sep. 30, 2016 Number $ / shares shares	Dec. 31, 2015 Number $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares
Number of common stock issued		5,000,000
Number of common stock returned		4,975,000	4,975,000
Number of common stock held		25,000	25,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Number of capital stock converted into common stock		2	2
Warrant [Member]
Number of common stock exercisable			6,219,200
QPAGOS Corporation - Parent Company [Member]
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
QPAGOS Corporation - Parent Company [Member] | Warrant [Member]
Number of common stock exercisable			6,219,200
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member]
Number of common stock issued	4,619,314
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series A Shares [Member]
Number of shares acquired	1,500
QPAGOS Corporation - Parent Company [Member] | Reverse Merger [Member] | Series B Shares [Member]
Number of shares acquired	1,548,480
Redpag Electronicos, S.A. P.I. de C.V [Member] | Reverse Merger [Member]
Number of common stock issued	4,619,314
Redpag Electronicos, S.A. P.I. de C.V [Member] | Reverse Merger [Member] | Series A Shares [Member]
Number of shares acquired	1,500
Redpag Electronicos, S.A. P.I. de C.V [Member] | Reverse Merger [Member] | Series B Shares [Member]
Number of shares acquired	2,238,245
QPAGOS Corporation - Wholly Owned Subsidiary [Member]
Number of common stock held		49,929,000	49,929,000
Number of subsidiaries | Number		2	2
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Date of acqusition agreement		May 12, 2016	May 12, 2016
Percentage of outstanding shares		91.00%	91.00%
QPAGOS Corporation - Wholly Owned Subsidiary [Member] | Warrant [Member]
Number of common stock exercisable		6,219,200	6,219,200
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001